COLUMBIA NEWPORT GREATER CHINA FUND
                                      (the "Fund")
                    Supplement to Prospectuses dated January 1, 2005 and to the Statement of Additional Information dated January 1, 2005, as revised July 12, 2005

         Effective October 10, 2005, Columbia Newport Greater China Fund will change its name to Columbia Greater China Fund; accordingly, all references throughout the prospectuses and Statement of Additional Information are changed as appropriate.


SUP-47/90835-0905                                             October 5, 2005